Salaries and social security - Summary of detailed information about salaries and social security (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Salaries And Social Security [Abstract]
Salaries and social security current	$ 58	$ 68	$ 49
Bonuses and incentives provision current	104	113	67
Vacation provision current	45	77	70
Other employee benefits current	3	39	43
Other employee benefits non current		1	32
Salaries and social security current	210	297	229
Salaries and social security non current	$ 0	$ 1	$ 32